Non-controlling interests and redeemable non-controlling interests (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	$ 41,725	$ 15,439	$ 72,884	$ 42,018
Redeemable non-controlling interest, held by related party	0	(6,349)	0	(12,399)
Net effect of non-controlling interests	41,725	9,090	72,884	29,619
Non-controlling interests - tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	49,121	25,172	89,328	59,743
Non-controlling interests - redeemable tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	331	331	662	662
Non-controlling interests
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	$ (7,727)	$ (10,064)	$ (17,106)	$ (18,387)